Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Cash flows from operating activities:
Net income	$ 257	$ 1,763	$ 5,119
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	9,071	8,474	9,469
Non-cash gain of acquisition-related contingent consideration	(340)	0	0
Deferred income taxes	(1,150)	297	(4,105)
Gain on asset dispositions	(774)	(1,645)	(1,043)
Stock-based compensation	574	590	589
Net changes in operating assets and liabilities:
Accounts receivable	1,583	1,278	(224)
Inventory of parts and supplies	46	(54)	(40)
Prepaid expenses	735	(544)	(1,418)
Other assets	312	(25)	(1)
Accounts payable and accrued liabilities	(939)	(711)	(490)
Income taxes payable and receivable	574	257	(31)
Operating lease assets and liabilities, net	(1,152)	0	0
Long-term insurance liabilities and other long-term liabilities	585	1,124	10
Net cash provided by operating activities	9,382	10,804	7,835
Cash flows from investing activities:
Purchase of property and equipment	(5,045)	(9,576)	(4,656)
Business acquisition	(1,000)	0	0
Proceeds from the sale of property, plant and equipment	1,966	3,248	2,082
Net cash used in investing activities	(4,079)	(6,328)	(2,574)
Cash flows from financing activities:
(Decrease) increase in bank overdrafts	0	(625)	625
Debt issue costs	0	(9)	0
Dividends paid	(10,557)	0	0
Proceeds from exercised stock options	0	75	124
Net cash (used in) provided by financing activities	(10,557)	(559)	749
Net increase (decrease) in cash and cash equivalents	(5,254)	3,917	6,010
Cash and cash equivalents at beginning of year	21,216	17,299	11,289
Cash and cash equivalents at end of the year	15,962	21,216	17,299
Supplemental disclosures of cash flow information:
Cash paid during the year for interest	28	29	33
Cash paid during the year for Income taxes	$ 658	$ 123	$ 1,427